Contingent Liabilities and Provision - Additional Information (Detail) - Legal proceedings contingent liability [member]	Jan. 31, 2019 CAD ($)
Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0
Top of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Estimated financial effect of contingent liabilities	$ 1,200,000,000